Label	Element	Value
Document And Entity Information Elements	ck0001364089_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 19, 2013
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2013
Prospectus Date	rr_ProspectusDate	Sep. 23, 2013